Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Summary of Income Used in Basic and Diluted Earnings Per Share Computation

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(45,344,496)	(11,123,199)	(14,951,948)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	320,432,814	260,795,745	232,795,371
Effect of dilution:
Share options	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	320,432,814	260,795,745	232,795,371
Loss per share (basic and diluted in cents)	(14.15)	(4.27)	(6.42)

Summary of Option Plans	These options related to the following option plans

	2021	2020	2019
NED Plan	10,000,000	6,000,000	6,000,000
LTIP	6,644,000	12,044,000	12,969,000
	16,644,000	18,044,000	18,969,000